Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date [Axis]: 2024-03-01
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	As a public company, if we are required to restate our financial results due to our material noncompliance with any financial reporting requirements under the federal securities laws as a result of misconduct, the Chief Executive Officer and Chief Financial Officer may be legally required to reimburse our Company for any bonus or other incentive-based or equity-based compensation they receive in accordance with the provisions of section 304 of the Sarbanes-Oxley Act of 2002, as amended. As such, on March 1, 2024 we adopted a clawback policy, entitled, “Policy for Recovery of Erroneously Awarded Compensation.”